REVENUE (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Disclosure of revenues
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Gas Transmission	$337	$379	$689	$721
Leasing	389	—	770	—
Distribution	126	96	239	192
Connections	48	53	92	97
Other	8	10	20	25
Total	$908	$538	$1,810	$1,035
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Brazil	$338	$379	$690	$721
United Kingdom	183	159	353	314
France	78	—	150	—
Switzerland	81	—	151	—
Singapore	91	—	144	—
China	21	—	64	—
Denmark	47	—	87	—
Hong Kong	20	—	38	—
Germany	12	—	24	—
United States	12	—	24	—
Other	25	—	85	—
Total(1)	$908	$538	$1,810	$1,035
1.Our company generates the majority of its leasing revenues from international containers which are deployed by customers in a wide variety of global trade routes. Leasing revenue contracts are denominated in U.S. dollars and are disaggregated by geographical region where our customers are domiciled.